PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	$ 258,291
Adoption of IFRS 16	944
Depreciation	(3,764)	$ (3,661)
Property, plant and equipment, ending	257,259	258,291
Total PP&E | Accumulated Depreciation and Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(24,086)	(20,516)
Amortization	(212)	(189)
Depreciation	(3,764)	(3,661)
Disposals	135	91
Reclamation adjustment (note 15)	212	189
Property, plant and equipment, ending	(27,715)	(24,086)
Total PP&E | NBV
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	258,291	249,002
Property, plant and equipment, ending	257,259	258,291
Plant and equipment owned | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	103,430	103,186
Additions	376	173
Disposals	(104)	(365)
Reclamation adjustment (note 15)	885	436
Property, plant and equipment, ending	104,587	103,430
Plant and equipment right of use | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	0	0
Adoption of IFRS 16	944	0
Additions	38	0
Disposals	(76)	0
Property, plant and equipment, ending	906	0
Plant and equipment owned | Accumulated Depreciation and Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(24,086)	(20,516)
Amortization	(212)	(189)
Depreciation	(3,527)	(3,661)
Disposals	95	91
Reclamation adjustment (note 15)	212	189
Property, plant and equipment, ending	(27,518)	(24,086)
Plant and equipment owned | NBV
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	79,344	82,670
Property, plant and equipment, ending	77,069	79,344
Plant and equipment right of use | Accumulated Depreciation and Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	0	0
Depreciation	(237)	0
Disposals	40	0
Property, plant and equipment, ending	(197)	0
Plant and equipment right of use | NBV
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	0	0
Property, plant and equipment, ending	709	0
Mineral properties | Accumulated Depreciation and Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	0	0
Property, plant and equipment, ending	0	0
Mineral properties | NBV
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	178,947	166,332
Property, plant and equipment, ending	179,481	178,947
Mineral properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	178,947	166,332
Additions	534	18,923
Impairment reversal (expense)	0	(6,086)
Recoveries	0	(222)
Property, plant and equipment, ending	179,481	178,947
Cost | Total PP&E
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	282,377	269,518
Adoption of IFRS 16	944	0
Additions	948	19,096
Disposals	(180)	(365)
Reclamation adjustment (note 15)	885	436
Impairment reversal (expense)	0	(6,086)
Recoveries	0	(222)
Property, plant and equipment, ending	$ 284,974	$ 282,377